CREDIT FACILITIES AND LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
CREDIT FACILITIES AND LONG-TERM DEBT
Schedule of credit facilities outstanding

The following table summarizes certain details related to our credit facilities outstanding as of September 30, 2020 and December 31, 2019 (in thousands, except interest rates):

			Weighted
	Borrowing	Outstanding	Average	End of Revolving	Final Maturity
As of September 30, 2020	Capacity	Amount	Interest Rate	Period	Date
Revolving Facility 2018-1	$250,000	$962	4.32%	February 10, 2021	May 10, 2021
Revolving Facility 2018-2	750,000	1,373	4.44%	September 23, 2022	December 23, 2022
Revolving Facility 2018-3	100,000	11,558	4.36%	June 1, 2023	June 1, 2023
Revolving Facility 2019-1	300,000	10,909	3.76%	March 4, 2022	March 4, 2022
Revolving Facility 2019-2	1,030,000	72,808	3.30%	July 8, 2021	July 7, 2022
Revolving Facility 2019-3	475,000	11,001	3.92%	August 22, 2022	August 21, 2023
Total	$2,905,000	$108,611

		Weighted
	Outstanding	Average
As of December 31, 2019	Amount	Interest Rate
Revolving Facility 2016-1	$39,346	6.17%
Revolving Facility 2017-1	25,758	7.00%
Revolving Facility 2018-1	126,450	5.62%
Revolving Facility 2018-2	194,293	6.00%
Revolving Facility 2018-3	111,411	4.65%
Revolving Facility 2019-1	206,399	3.81%
Revolving Facility 2019-2	327,226	3.41%
Revolving Facility 2019-3	42,812	3.02%
Total	$1,073,695

We classify the senior revolving credit facilities as current liabilities on the Company’s consolidated balance sheets as amounts drawn to acquire and renovate homes are required to be repaid as the related real estate inventory is sold, which we expect to be within 12 months. The following table summarizes certain details related to our credit facilities outstanding as of December 31, 2019 and December 31, 2018 (in thousands, except interest rates):

			Weighted
			Average	End of	Final
	Borrowing	Outstanding	Interest	Revolving	Maturity
As of December 31, 2019	Capacity	Amount	Rate	Period	Date
Revolving Facility 2016-1	$39,346	$39,346	6.17%	August 22, 2019	March 20, 2020
Revolving Facility 2017-1	75,000	25,758	7.00%	March 1, 2020	9 months by property
Revolving Facility 2018-1	250,000	126,450	5.62%	July 11, 2020	July 11, 2020
Revolving Facility 2018-2	750,000	194,293	6.00%	September 4, 2020	September 4, 2020
Revolving Facility 2018-3	200,000	111,411	4.65%	June 20, 2020	December 20, 2020
Revolving Facility 2019-1	300,000	206,399	3.81%	June 5, 2021	June 5, 2021
Revolving Facility 2019-2	1,030,000	327,226	3.41%	July 8, 2021	July 7, 2022
Revolving Facility 2019-3	335,654	42,812	3.02%	August 20, 2021	August 19, 2022
Total	$2,980,000	$1,073,695

		Weighted
		Average
	Outstanding	Interest
As of December 31, 2018	Amount	Rate
Revolving Facility 2016-1	$326,970	6.83%
Revolving Facility 2017-1	36,650	7.00%
Revolving Facility 2017-2	184,250	7.04%
Revolving Facility 2018-1	131,802	6.25%
Revolving Facility 2018-2	299,279	4.81%
Total	$978,951

Summary of details related to our credit facilities and mezzanine term debt facilities outstanding

The following table summarizes certain details related to our mezzanine term debt facilities as of September 30, 2020 (in thousands, except interest rates):

	Borrowing	Outstanding	Interest	End of Draw	Final Maturity
As of September 30, 2020	Capacity	Amount	Rate	Period	Date
Term Debt Facility 2016-M1	$149,000	$40,000	10.00%	October 31, 2022	April 30, 2024
Term Debt Facility 2019-M1	54,000	15,000	15.00%	August 15, 2023	February 15, 2025
Term Debt Facility 2020-M1	300,000	100,000	10.00%	January 23, 2023	January 23, 2026
Total	$503,000	$155,000
	Issuance Costs	(5,965)
	Carrying Value	$149,035

					Final
	Borrowing	Outstanding	Interest	End of Draw	Maturity
As of December 31, 2019	Capacity	Amount	Rate	Period	Date

Term Debt Facility 2016-M1	$300,000	$166,000	10.00%	October 31, 2022	April 30, 2024
Term Debt Facility 2019-M1	100,000	61,000	15.00%	August 15, 2023	February 15, 2025
Total	$400,000	$227,000
	Issuance Costs, Net	(5,071)
	Carrying Value	$221,929

Schedule of mortgage financing

The following tables summarize certain details related to our mortgage financing (in thousands, except interest rates):

			Weighted	End of
	Borrowing	Outstanding	Average	Revolving	Final Maturity
As of September 30, 2020	Capacity	Amount	Interest Rate	Period	Date
Repo Facility 2019-R1	$50,000	$13,297	1.90%	April 29, 2021	April 29, 2021

		Weighted
	Outstanding	Average
As of December 31, 2019	Amount	Interest Rate
Repo Facility 2019-R1	$2,021	3.98%